Financial risk management - Narrative Debt security at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Disclosure of credit risk exposure [line items]
Debt securities	£ 15,355	£ 9,926	[1]	£ 6,835
Financial assets at fair value through other comprehensive income	27,592	23,154	[1]	£ 28,137
Level 3 financial assets carried at fair value	253,266	228,676
Excluding equity share | Financial assets at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial assets at fair value through other comprehensive income	27,267	22,761
Investment grade
Disclosure of credit risk exposure [line items]
Debt securities	15,240	9,919
Sub-investment grade
Disclosure of credit risk exposure [line items]
Debt securities	20	0
Level 3 financial assets carried at fair value	80	71
Not rated
Disclosure of credit risk exposure [line items]
Debt securities	106	16
Level 3 financial assets carried at fair value	£ 13	£ 39

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.